Summary of Significant Accounting Policies - Segment Reporting (Details) - segment	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Number of operating segments	1	1	1
Number of reportable segments	1	1	1